Net Loss Per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Net Loss Per Share
15.	Net Loss Per Share

Net loss attributable to common stockholders per share is computed by dividing the net loss allocable to common stockholders by the weighted-average number of shares of common stock outstanding. Outstanding stock options, warrants and preferred stock, have not been included in the calculation of diluted net loss attributable to common stockholders per share because to do so would be anti-dilutive. Accordingly, the numerator and the denominator used in computing both basic and diluted net loss per share for each period are the same.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss per share:

	Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(In thousands)
				(Unaudited)
Numerator:
Net loss	$(12,768)	$(10,932)	$(17,708)	$(11,847)	$(20,454)
Accretion of mandatorily redeemable convertible preferred stock	(4,351)	(5,251)	(7,533)	(5,515)	(4,653)

Net loss attributable to common stockholders	$(17,119)	$(16,183)	$(25,241)	$(17,362)	$(25,107)

Denominator:
Weighted-average common shares outstanding-basic and diluted	316	323	355	340	5,292

The following outstanding options, warrants and preferred stock were excluded from the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive:

	Years Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(In thousands)
				(Unaudited)
Options to purchase common stock	598	686	1,686	1,605	1,873
Convertible preferred stock (as converted)	5,137	7,567	8,631	7,567	—
Convertible preferred stock warrants (as converted)	22	509	607	554	—
Common stock warrant	1	1	—	2	618